Financial Risk Management - Summary of Financial Instruments Held by the Company (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Financial assets
Financial assets		$ 394,792
Financial liabilities at amortized cost
Financial liabilities	$ 1,894,474	(304,696)	$ 2,734,704	$ 952,912
Short and Long-term Debt Securities
Financial liabilities at amortized cost
Financial liabilities	26,457,588		22,500,000	17,000,000
Current And Long Term Bank Loans [Member]
Financial liabilities at amortized cost
Financial liabilities	7,887,749		5,360,908	7,355,166
Accounts payable [Member]
Financial liabilities at amortized cost
Financial liabilities	2,696,573	(52,249)	3,321,865	1,172,044
Derivative Financial Instruments [Member]
Financial liabilities at amortized cost
Financial liabilities at Fair Value	51,205		71,387	750,704
Liabilities for Assets in Lease [Member]
Financial liabilities at amortized cost
Financial liabilities at Fair Value	61,625		58,966	26,193
Cash and Cash Equivalents [Member]
Financial assets
Financial assets	12,371,464	18,952	13,332,877	14,444,549
Trade Accounts Receivables [Member]
Financial assets
Financial assets	2,368,342	$ 413,744	1,720,475	$ 1,266,005
Derivative financial instruments [Member]
Financial assets
Financial assets	$ 292,697		$ 89,711